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October 10, 2024	Jacob C. Tiedt Shareholder +1 312 609 7697 jtiedt@vedderprice.com

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	TIAA-CREF Funds (File No. 811-09301) (the “Registrant”)
Registration Statement on Form N-14

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen Mid Cap Value 1 Fund, a series of Nuveen Investment Funds, Inc. (File No. 811-05309), into Nuveen Mid Cap Value Fund, a series of the Registrant.

Please contact the undersigned at (312) 609-7697 or Deborah Bielicke Eades at (312) 609-7661 if you have any questions or comments regarding the filing.

Very truly yours, /s/ Jacob C. Tiedt
Jacob C. Tiedt Shareholder

JCT/DBE

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